CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 1,412,262	$ 1,707,286	$ 1,818,180
Other operating income	5,574	4,539	19,377
Other gains	99	10,477	180
Operating expenses:
Supplies	72,276	66,427	70,816
Employee benefits expenses	1,060,408	1,301,031	1,365,181
Depreciation	73,939	83,556	36,566
Amortisation	46,981	57,226	58,679
Changes in trade provisions	(5,293)	(3,730)	(1,032)
Other operating expenses	118,711	166,778	215,958
Impairment charges	0	30,909	0
OPERATING PROFIT	40,327	12,645	89,505
Finance income	15,683	20,045	18,843
Finance costs	70,293	68,085	45,612
Change in fair value of financial instruments	0	0	0
Net foreign exchange loss	(27,818)	(9,080)	(28,836)
(LOSS)/PROFIT BEFORE TAX	(42,101)	(44,475)	33,900
Income tax expense	4,779	36,218	13,414
(LOSS)/PROFIT FOR THE YEAR	(46,880)	(80,693)	20,486
(LOSS)/PROFIT ATTRIBUTABLE TO:
OWNERS OF THE PARENT	(46,880)	(81,306)	18,540
NON-CONTROLLING INTEREST	0	613	1,946
(LOSS)/PROFIT FOR THE YEAR	(46,880)	(80,693)	20,486
Net finance expense	$ (82,428)	$ (57,120)	$ (55,605)
EARNINGS PER SHARE:
Basic (loss)/earnings per share from continuing operations (in U.S. dollars)	$ (3.33)	$ (5.63)	$ 1.26
Basic loss per share from discontinued operations (in U.S. dollars)	0	0	0
Diluted (loss)/earnings per share from continuing operations (in U.S. dollars)	(3.33)	(5.63)	1.25
Diluted loss per share from discontinued operations (in U.S. dollars)	$ 0	$ 0	$ 0